Assets Held for Sale and Discontinued Operations - Narrative (Details) $ in Thousands		3 Months Ended	12 Months Ended
	Jul. 10, 2020 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) radio_station	Dec. 31, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge		$ 29,400
Disposal Group, including discontinued operation, professional fees				$ 2,500
Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge				$ 25,900	$ 8,000
Radio | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of Radio Stations | radio_station				34
Impairment charge				$ 25,900	8,000
Non-deductible charges				30,900	8,000
Stitcher | Discontinued Operations, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charge			$ 0	$ 0	$ 0
Stitcher | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Consideration	$ 325,000
Proceeds from Divestiture of Interest in Consolidated Subsidiaries	265,000
Stitcher | Discontinued Operations, Disposed of by Sale | Earnout
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Earnout	30,000
Stitcher | Discontinued Operations, Disposed of by Sale | Earnout Based On 2021 Financial Results
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Earnout	$ 30,000